Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories.
Schedule of inventories and the allowances for excess and obsolete inventory

EURm	2021	2020
Raw materials and semi-finished goods	673	552
Finished goods	1 039	940
Contract work in progress	680	750
Total	2 392	2 242

The cost of inventories recognized as an expense during the year and included in the cost of sales is EUR 6 427 million (EUR 6 115 million in 2020 and EUR 8 181 million in 2019).

Movements in allowances for excess and obsolete inventory for the years ended 31 December:

EURm	2021	2020	2019
As of 1 January	480	505	521
Charged to income statement	49	71	83
Deductions(1)	(71)	(96)	(99)
As of 31 December	458	480	505

(1)   Deductions include utilization and releases of allowances.